Non-participant Directed Investments of the Plan - Non-Participant Directed Net Assets (Details) - Non-Participant Directed [Member] - EBP 026 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-participant directed net assets:
Sensient Technologies Corporation stock fund	$ 38,687,294	$ 31,600,353
Contributions receivable from Sensient Technologies
Corporation	1,621,127	1,436,221
Net assets available for benefits	40,308,421	$ 33,036,574
Changes in non-participant directed net assets:
Contributions	1,621,127
Dividends	683,719
Net appreciation	10,409,182
Withdrawals and distributions	(4,514,265)
Transfers to participant directed investments	(927,916)
Net increase	$ 7,271,847